Stock Options (Details 3) - $ / shares	9 Months Ended
	May 31, 2016	Aug. 31, 2015	Aug. 31, 2014
Number of Shares Subject to Outstanding Options	720,001	1,267,502	1,325,837
Weighted average contractural life (years)	7 years 6 months 4 days
Weighted-average exercise price	$ 3.06	$ 2.68	$ 2.68
Number of Shares Subject to options exercisable	175,001
Weighted average contractural life (years) of options exercisable	6 years 6 months 18 days
Weighted-average exercise price of options exercisable	$ 3.41
$0.80 Per Share [Member]
Number of Shares Subject to Outstanding Options	15,000
Weighted average contractural life (years)	6 years 6 months 22 days
Weighted-average exercise price	$ 0.80
Number of Shares Subject to options exercisable	15,000
Weighted average contractural life (years) of options exercisable	6 years 6 months 22 days
Weighted-average exercise price of options exercisable	$ 0.80
$1.40 Per Share [Member]
Number of Shares Subject to Outstanding Options	15,000
Weighted average contractural life (years)	8 years 6 months 18 days
Weighted-average exercise price	$ 1.40
Number of Shares Subject to options exercisable	15,000
Weighted average contractural life (years) of options exercisable	8 years 6 months 18 days
Weighted-average exercise price of options exercisable	$ 1.40
$2.50 Per Share [Member]
Number of Shares Subject to Outstanding Options	10,000
Weighted average contractural life (years)	4 years 10 months 6 days
Weighted-average exercise price	$ 2.50
Number of Shares Subject to options exercisable	10,000
Weighted average contractural life (years) of options exercisable	4 years 10 months 6 days
Weighted-average exercise price of options exercisable	$ 2.50
$2.90 Per Share [Member]
Number of Shares Subject to Outstanding Options	565,000
Weighted average contractural life (years)	7 years 7 months 24 days
Weighted-average exercise price	$ 2.90
Number of Shares Subject to options exercisable	65,000
Weighted average contractural life (years) of options exercisable	7 years 7 months 24 days
Weighted-average exercise price of options exercisable	$ 2.90
$3.46 Per Share [Member]
Number of Shares Subject to Outstanding Options	65,000
Weighted average contractural life (years)	9 years 7 months 6 days
Weighted-average exercise price	$ 3.46
Number of Shares Subject to options exercisable	20,000
Weighted average contractural life (years) of options exercisable	9 years 7 months 6 days
Weighted-average exercise price of options exercisable	$ 3.46
$4.98 Per Share [Member]
Number of Shares Subject to Outstanding Options	16,667
Weighted average contractural life (years)	1 year 9 months 11 days
Weighted-average exercise price	$ 4.98
Number of Shares Subject to options exercisable	16,667
Weighted average contractural life (years) of options exercisable	1 year 9 months 11 days
Weighted-average exercise price of options exercisable	$ 4.98
$5.94 Per Share [Member]
Number of Shares Subject to Outstanding Options	33,334
Weighted average contractural life (years)	4 years 6 months 26 days
Weighted-average exercise price	$ 5.94
Number of Shares Subject to options exercisable	33,334
Weighted average contractural life (years) of options exercisable	4 years 6 months 26 days
Weighted-average exercise price of options exercisable	$ 5.94